Receivables and Other Assets - Components of Other Assets Included in Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Capital assets	$ 26,196	$ 12,312
Non-refundable earnest funds and investigation fees	25,023	15,499
Swap contracts	9,014	1,088
Other	3,569	869
Prepaid expenses	2,779	1,592
Other assets	$ 66,581	$ 31,360